Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment	The property and equipment net book value consists of the following:
	(Unaudited)	(Audited)
	June 30, 2024	December 31, 2023
	USD	USD

General installations	1,026,079	1,179,621
Office and computer equipment	225,013	258,185
Furniture & fixtures	324,556	374,932
	1,575,648	1,812,738